Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Credit Facilities (Details) CAD in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD
Disclosure of detailed information about borrowings [line items]
Notional amount	CAD 3,664,000	CAD 4,311,000
Borrowings	3,707,000	4,361,000
Cash and cash equivalents	314,000	305,000		CAD 54,000		CAD 43,000
Restricted cash (Note 21)	30,000	CAD 0
Syndicated Bank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in borrowings	500,000
Maximum borrowing capacity under line of credit	CAD 1,000,000
Term of credit facility	4 years	4 years
Committed Bilateral Credit Facilities Expiring In 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	CAD 240,000
Committed Bilateral Credit Facilities In 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	200,000
Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	500,000
Credit Facility Cancelled In 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	350,000
Credit facilities | Committed bilateral credit facilities expiring in 2020
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit | $			$ 200		$ 300
Credit facilities | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	2,000,000	CAD 2,000,000
Undrawn borrowing capacity under line of credit	1,400,000	1,400,000
Actual drawings on borrowings	0	0
Long-term Line Of Credit	600,000	600,000
Letter of credit | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Long-term Line Of Credit	600,000	600,000
Canadian Assets
Disclosure of detailed information about borrowings [line items]
Net cash proceeds		173,000
Corporation and TransAlta Renewables | Syndicated Bank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	1,500,000	CAD 1,500,000
TransAlta Renewables | Syndicated Bank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	500,000
TransAlta Renewables | Credit facilities | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	CAD 500,000